Intangible assets - Movement of Goodwill (Detail) - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Disclosure of reconciliation of changes in goodwill [line items]
Beginning balance	[1]	£ 13,132.6	£ 12,874.6
Impairment on classification as held for sale	[2]	94.5
Impairment losses for the year	[3]	47.7	176.5	[4]	£ 27.1	[4]
Ending balance	[1]	10,110.6	13,132.6		12,874.6
Cost [member]
Disclosure of reconciliation of changes in goodwill [line items]
Beginning balance	[1]	14,051.9	13,597.0
Additions	[1],[5]	8.5	154.4
Revision of earnout estimates	[1]	(14.1)	(67.6)
Disposals	[1]	(18.6)
Transfer to disposal group classified as held for sale	[1]	(2,729.1)
Exchange adjustments	[1]	(410.0)	368.1
Ending balance	[1]	10,888.6	14,051.9		13,597.0
Accumulated impairment losses and write-downs [member]
Disclosure of reconciliation of changes in goodwill [line items]
Beginning balance	[1]	919.3	722.4
Impairment on classification as held for sale	[1],[6]	70.9
Impairment losses for the year	[1]	47.7	176.5
Transfer to disposal group classified as held for sale	[1]	(230.6)
Exchange adjustments	[1]	(29.3)	20.4
Ending balance	[1]	£ 778.0	£ 919.3		£ 722.4

[1]	Figures have been restated, as described in the accounting policies.
[2]	Goodwill impairment of £94.5 million arose from the assessment of fair value less costs to sell under IFRS 5.
[3]	Figures in 2018 have been restated, as described in the accounting policies.
[4]	Prior year figures have been re-presented in accordance with IFRS 5 Non-current Assets Held for Sale and Discontinued Operations, as described in the accounting policies.
[5]	Additions represent goodwill arising on the acquisition of subsidiary undertakings including the effect of any revisions to fair value adjustments that had been determined provisionally at the immediately preceding balance sheet date, as permitted by IFRS 3 Business Combinations. The effect of such revisions was not material in either year presented.
[6]	Goodwill impairment of £70.9 million arose from the assessment of fair value less costs to sell of the Kantar group on classification as held for sale under IFRS 5.